</SEC-HEADER>

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Flow Traders US LLC
Address:  1095 Avenue of the Americas, 24th Fl
          New York NY 10036


Form 13F File Number:  028-14610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wouter Buitenhuis
Title:    COO
Phone:    917-210-5020

Signature, Place, and Date of Signing:

      Wouter Buitenhuis                New York, NY             August 13, 2012
      ------------------               -----------              -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          118
                                         -----------

Form 13F Information Table Value Total:  $    47,274
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

Flow Traders US LLC 06/30/2012


                              	                        	                                                      VOTING AUTHORITY
                              	     TITLE OF         	              VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    ---------------
      NAME OF ISSUER           	     CLASS          	 CUSIP      (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------	     ------------------- ---------  --------  -------- ---- ---- ---------- -------- ---- ----- ----
QUEST RARE MINERALS LTD                     Common Stock      74836T101    2      1200    SH        SOLE               1200    0   0
MOLYCORP INC                                Common Stock      608753109    0      15      SH        SOLE               15      0   0
THOMPSON CREEK METALS CO INC                Common Stock      884768102    0      50      SH        SOLE               50      0   0
MAG SILVER CORP                             Common Stock      55903Q104    1      151     SH        SOLE               151     0   0
GREAT PANTHER SILVER LTD                    Common Stock      39115V101    0      289     SH        SOLE               289     0   0
REVETT MINERALS INC                         Common Stock      761505205    0      42      SH        SOLE               42      0   0
ALEXCO RESOURCE CORP                        Common Stock      01535P106    4      910     SH        SOLE               910     0   0
CANADIAN NATURAL RESOURCES                  Common Stock      136385101    5      200     SH        SOLE               200     0   0
TRANSGLOBE ENERGY CORP                      Common Stock      893662106    1      65      SH        SOLE               65      0   0
TEKMIRA PHARMACEUTICALS CORP                Common Stock      87911B209    0      100     SH        SOLE               100     0   0
SMITHFIELD FOODS INC                        Common Stock      832248108    1      61      SH        SOLE               61      0   0
CHIQUITA BRANDS INTL                        Common Stock      170032809    3      625     SH        SOLE               625     0   0
BBVA BANCO FRANCES SA-ADR                   ADR               07329M100    0      1       SH        SOLE               1       0   0
TYSON FOODS INC-CL A                        Common Stock      902494103    2      92      SH        SOLE               92      0   0
TELECOM ARGENTINA SA-SP ADR                 ADR               879273209    1      124     SH        SOLE               124     0   0
GOLDEN MINERALS CO                          Common Stock      381119106    1      133     SH        SOLE               133     0   0
YPF S.A.-SPONSORED ADR                      ADR               984245100    5      374     SH        SOLE               374     0   0
KT CORP-SP ADR                              ADR               48268K101    5      390     SH        SOLE               390     0   0
MINES MANAGEMENT INC                        Common Stock      603432105    1      500     SH        SOLE               500     0   0
COSAN LTD-CLASS A SHARES                    Common Stock      G25343107    8      645     SH        SOLE               645     0   0
DOCTOR REDDY'S LAB-ADR                      ADR               256135203    50     1694    SH        SOLE               1694    0   0
TATA COMMUNICATIONS-ADR                     ADR               876564105    70     8446    SH        SOLE               8446    0   0
ICICI BANK LTD-SPON ADR                     ADR               45104G104    101    3131    SH        SOLE               3131    0   0
INFOSYS LTD-SP ADR                          ADR               456788108    37     818     SH        SOLE               818     0   0
ISHARES MSCI THAILAND INVSTB                ETP               464286624    111    1612    SH        SOLE               1612    0   0
ISHARES MSCI CHILE INVESTABL                ETP               464286640    131    2126    SH        SOLE               2126    0   0
ISHARES MSCI TURKEY INVSTBLE                ETP               464286715    89     1700    SH        SOLE               1700    0   0
ISHARES MSCI MEXICO INVESTAB                ETP               464286822    766    12471   SH        SOLE               12471   0   0
ISHARES MSCI EAFE INDEX FUND                ETP               464287465    13897  278163  SH        SOLE               278163  0   0
ISHARES MSCI ASIA EX-JAPAN                  ETP               464288182    3323   63163   SH        SOLE               63163   0   0
MARKET VECTORS EGYPT INDEX                  ETP               57060U548    9      710     SH        SOLE               710     0   0
MARKET VECTORS INDONESIA IND                ETP               57060U753    79     2870    SH        SOLE               2870    0   0
SYNGENTA AG-ADR                             ADR               87160A100    28     413     SH        SOLE               413     0   0
TATA MOTORS LTD-SPON ADR                    ADR               876568502    145    6614    SH        SOLE               6614    0   0
VANGUARD MSCI EMERGING MARKE                ETP               922042858    4373   109464  SH        SOLE               109464  0   0
MARKET VECTORS AGRIBUSINESS                 ETP               57060U605    282    5685    SH        SOLE               5685    0   0
EV ENERGY PARTNERS LP                       Ltd Part          26926V107    1      13      SH        SOLE               13      0   0
POWERSHARES GLOBAL NUCLEAR                  ETP               73937B100    0      16      SH        SOLE               16      0   0
NUSTAR GP HOLDINGS LLC                      Ltd Part          67059L102    0      16      SH        SOLE               16      0   0
GENESIS ENERGY L.P.                         Ltd Part          371927104    1      39      SH        SOLE               39      0   0
ETRACS BBG CMCI INDUSTRIAL                  ETP               902641752    1      41      SH        SOLE               41      0   0
LINN ENERGY LLC-UNITS                       Unit              536020100    4      101     SH        SOLE               101     0   0
ETRACS NATURAL GAS FUTURES                  ETP               90267B799    4      151     SH        SOLE               151     0   0
PILGRIM'S PRIDE CORP                        Common Stock      72147K108    1      200     SH        SOLE               200     0   0
CHESAPEAKE MIDSTREAM PARTNER                Ltd Part          16524K108    5      200     SH        SOLE               200     0   0
ELEMENTS ROGERS METALS TR                   ETP               870297405    3      253     SH        SOLE               253     0   0
PWRSHS DB COMMODITY SHORT                   ETP               25154H467    10     301     SH        SOLE               301     0   0
KINDER MORGAN MANAGEMENT LLC                Common Stock      49455U100    26     353     SH        SOLE               353     0   0
ALLIANCE RESOURCE PARTNERS                  Ltd Part          01877R108    23     404     SH        SOLE               404     0   0
EXTERRAN PARTNERS LP                        Ltd Part          30225N105    8      408     SH        SOLE               408     0   0
QR ENERGY LP                                Ltd Part          74734R108    10     586     SH        SOLE               586     0   0
CRESUD S.A.-SPONS ADR                       ADR               226406106    4      589     SH        SOLE               589     0   0
TEUCRIUM WHEAT FUND                         ETP               88166A508    16     710     SH        SOLE               710     0   0
FERRELLGAS PARTNERS-LP                      Ltd Part          315293100    14     767     SH        SOLE               767     0   0
IPATH PURE BETA ENERGY                      ETP               06740P312    37     1000    SH        SOLE               1000    0   0
ETRACS SHORT PLATINUM ETN                   ETP               902641729    89     3590    SH        SOLE               3590    0   0
TEUCRIUM SOYBEAN FUND                       ETP               88166A607    90     3699    SH        SOLE               3699    0   0
IPATH PURE BETA NICKEL                      ETP               06740P213    117    3763    SH        SOLE               3763    0   0
IPATH SEASONAL NATURAL GAS                  ETP               06740P239    113    4022    SH        SOLE               4022    0   0
ELEMENTS ROGERS ENERGY TR                   ETP               870297306    24     4000    SH        SOLE               4000    0   0
TEUCRIUM SUGAR FUND                         ETP               88166A409    92     4844    SH        SOLE               4844    0   0
PWR DB COMMODITY DOUBLE SHOR                ETP               25154H483    177    5170    SH        SOLE               5170    0   0
IPATH DJ-UBS COPPER SUBINDX                 ETP               06739F101    233    5225    SH        SOLE               5225    0   0
IPATH PURE BETA INDUSTRIALS                 ETP               06740P296    251    6855    SH        SOLE               6855    0   0
ETRACS BBG CMCI SILVER ETN                  ETP               902641794    274    7249    SH        SOLE               7249    0   0
IPATH PURE BETA COPPER                      ETP               06740P189    289    7298    SH        SOLE               7298    0   0
IPATH PURE BETA LIVESTOCK                   ETP               06740P320    347    7976    SH        SOLE               7976    0   0
IPATH PURE BETA PREC METALS                 ETP               06740P338    389    8285    SH        SOLE               8285    0   0
ETRACS BBG CMCI GOLD ETN                    ETP               902641810    396    9311    SH        SOLE               9311    0   0
IPATH PURE BETA GRAINS                      ETP               06740P270    495    10411   SH        SOLE               10411   0   0
IPATH PURE BETA AGRICULTURE                 ETP               06740P262    523    11406   SH        SOLE               11406   0   0
IPATH PURE BETA COCOA                       ETP               06740P130    393    12652   SH        SOLE               12652   0   0
IPATH PURE BETA SUGAR                       ETP               06740P163    661    13950   SH        SOLE               13950   0   0
CENTRAL GOLDTRUST                           Closed-End Fund   153546106    987    16340   SH        SOLE               16340   0   0
POWERSHARES DB METALS LONG                  ETP               25154K825    386    20090   SH        SOLE               20090   0   0
PWRSHS DB AGRICULTURE SHORT                 ETP               25154H541    476    21458   SH        SOLE               21458   0   0
IPATH DJ-UBS COCOA SUBINDEX                 ETP               06739H313    1383   43867   SH        SOLE               43867   0   0
PWRSHS DB AGR DOUBLE SHT ETN                ETP               25154H566    733    46477   SH        SOLE               46477   0   0
IPATH PURE BETA COTTON                      ETP               06740P155    1377   49401   SH        SOLE               49401   0   0
IPATH PURE BETA COFFEE                      ETP               06740P148    1329   50193   SH        SOLE               50193   0   0
IPATH PURE BETA ALUMINUM                    ETP               06740P171    1652   50342   SH        SOLE               50342   0   0
IPATH PURE BETA LEAD                        ETP               06740P197    1799   52119   SH        SOLE               52119   0   0
IPATH DJ-UBS PLATINUM SUBIND                ETP               06739H255    2782   84408   SH        SOLE               84408   0   0
POWERSHARES DB METALS 2X                    ETP               25154K841    954    95220   SH        SOLE               95220   0   0
PWRSHS DB COMMOD DOUBLE LONG                ETP               25154H475    830    102880  SH        SOLE               102880  0   0
IPATH PURE BETA CRUDE OIL                   ETP               06740P221    87     2363    SH        SOLE               2363    0   0
VELOCITYSHARES 3X LONG SILVE                ETP               22542D662    655    30161   SH        SOLE               30161   0   0
ETFS PHYSICAL SILVER SHARES                 ETP               26922X107    30     1097    SH        SOLE               1097    0   0
ETFS GOLD TRUST                             ETP               26922Y105    39     247     SH        SOLE               247     0   0
MICROSOFT CORP                              Common Stock      594918104    0      4       SH        SOLE               4       0   0
POWERSHARES DB SILVER FUND                  ETP               73936B309    83     1758    SH        SOLE               1758    0   0
PROSHARES ULTRA GOLD                        ETP               74347W601    355    4457    SH        SOLE               4457    0   0
PROSHARES ULTRASHORT GOLD                   ETP               74347W718    0      1       SH        SOLE               1       0   0
PROSHARES ULTRA SILVER                      ETP               74347W841    62     1630    SH        SOLE               1630    0   0
ENERGY SELECT SECTOR SPDR                   ETP               81369Y506    7      100     SH        SOLE               100     0   0
ETRACS LONG PLATINUM ETN                    ETP               902641786    354    21291   SH        SOLE               21291   0   0
US NATURAL GAS FUND LP                      ETP               912318201    25     1301    SH        SOLE               1301    0   0
UNITED STATES OIL FUND LP                   ETP               91232N108    25     772     SH        SOLE               772     0   0
NTT DOCOMO INC-SPON ADR                     ADR               62942M201    1      34      SH        SOLE               34      0   0
GLOBAL X CHINA FINANCIALS                   ETP               37950E606    0      1       SH        SOLE               1       0   0
SINOPEC SHANGHAI-SPONS ADR                  ADR               82935M109    0      7       SH        SOLE               7       0   0
PAMPA ENERGIA SA-SPON ADR                   ADR               697660207    0      32      SH        SOLE               32      0   0
NORTEL INVERSORA-ADR PFD B                  ADR               656567401    1      94      SH        SOLE               94      0   0
EMBOTELLADORA ANDINA-ADR B                  ADR               29081P303    10     303     SH        SOLE               303     0   0
GLOBAL X NASDAQ CHINA TECH                  ETP               37950E804    5      339     SH        SOLE               339     0   0
ISHARES MSCI NEW ZEALAND                    ETP               464289123    34     1167    SH        SOLE               1167    0   0
DIREXION RUSSIA BULL 3X                     ETP               25459Y645    83     3317    SH        SOLE               3317    0   0
GLOBAL X CHINA ENERGY ETF                   ETP               37950E507    620    49095   SH        SOLE               49095   0   0
GLOBAL X CHINA MATERIALS ETF                ETP               37950E879    421    55700   SH        SOLE               55700   0   0
SEMICONDUCTOR MANUFACT-ADR                  ADR               81663N206    166    101318  SH        SOLE               101318  0   0
BANCO BILBAO VIZCAYA-SP ADR                 ADR               05946K101    34     4793    SH        SOLE               4793    0   0
BANCO SANTANDER SA-SPON ADR                 ADR               05964H105    33     5100    SH        SOLE               5100    0   0
ING GROEP N.V.-SPONSORED ADR                ADR               456837103    223    33400   SH        SOLE               33400   0   0
PHILIPS ELECTRONICS-NY SHR                  NY Reg Shrs       500472303    47     2394    SH        SOLE               2394    0   0
TELEFONICA SA-SPON ADR                      ADR               879382208    51     3861    SH        SOLE               3861    0   0
TOTAL SA-SPON ADR                           ADR               89151E109    54     1200    SH        SOLE               1200    0   0
UNILEVER N V  -NY SHARES                    NY Reg Shrs       904784709    100    3000    SH        SOLE               3000    0   0
PROSHARES ULTRA MSCI EAFE                   ETP               74347X500    329    5400    SH        SOLE               5400    0   0